Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 53,863	₱ 55,427
Additions during the year	579	20	₱ 111
Balances at end of the year	52,123	53,863	55,427
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	59,516	59,519
Additions during the year	609	80
Translation and other adjustments	(15)	(83)
Balances at end of the year	₱ 60,110	₱ 59,516	₱ 59,519